Consolidated Statements of Comprehensive Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Statement of comprehensive income [abstract]
Net income/(loss)	$ (1,483.0)	₨ (112,372.2)	₨ (142,138.0)	₨ (112,984.1)
(i) Items that will not be reclassified subsequently to profit and loss :
Remeasurement gains and (losses) on defined benefit obligations (net)	934.6	70,834.7	(72,858.7)	88,029.9
Share of remeasurement gains and (losses) on defined benefit obligations (net) of equity accounted investees	0.3	19.3	(15.2)	14.3
Unrealized gains / (losses) on investments (net)	51.8	3,924.6	4,158.6	(1,330.2)
Share of Unrealized gains / (losses) on investments (net) of equity accounted investees	0.4	28.4	45.4	(39.1)
Income tax relating to items that will not be reclassified subsequently	(127.2)	(9,637.9)	13,691.1	(13,755.2)
Items that will not be reclassified subsequently to profit and loss	859.9	65,169.1	(54,978.8)	72,919.7
(ii) Items that may be reclassified subsequently to profit and loss :
Currency translation (net)	(43.3)	(3,279.0)	37,000.9	22,145.9
Gain/(loss) on cash flow hedges (net)	(1,196.0)	(90,649.9)	54,427.9	23,577.1
Gains and (losses) on finance receivables held at fair value	26.1	1,981.6	2,069.0	1,362.4
Share of other comprehensive income of equity accounted investees (net)	28.7	2,178.9	1,500.1	1,026.1
Income tax relating to items that may be reclassified subsequently	267.6	20,282.9	(11,007.8)	(4,467.4)
Items that may be reclassified subsequently to profit and loss	(916.9)	(69,485.5)	83,990.1	43,644.1
Other comprehensive income/(loss) for the year, net of tax (i+ii)	(57.0)	(4,316.4)	29,011.3	116,563.8
Total comprehensive income/(loss) for the year	(1,540.0)	(116,688.6)	(113,126.7)	3,579.7
Attributable to:
Shareholders of Tata Motors Limited	(1,557.6)	(118,021.9)	(113,881.2)	2,498.7
Non-controlling interests	$ 17.6	₨ 1,333.3	₨ 754.5	₨ 1,081.0